STOCK-BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
Share-Based Payment Arrangement, Expense
CEO Stock-based compensation expense is summarized as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Stock-based compensation expense	$4,583,632	$—	$4,583,632	$—

Share-Based Payment Arrangement, Restricted Stock Unit, Activity
Restricted Stock activity relative to the CEO for the nine months ended September 30, 2023 is summarized as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2022	—	$—
Granted	4,569,922	10.03
Forfeited	—	—
Settled	—	—

Outstanding at September 30, 2023	4,569,922	$10.03